Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 28, 2015
Pre-Tax Effects of the Peso Option Contracts

The pre-tax effects of the Mexican peso option contracts on the accompanying Consolidated Statements of Income and Comprehensive Income consisted of the following (thousands of dollars):

	Other Income, net
	June 28, 2015	June 29, 2014	June 30, 2013
Not Designated as Hedging Instruments:
Realized gain	$—	$—	$27
Realized (loss)	$—	$—	$(39)
Unrealized gain	$—	$—	$395

Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of June 28, 2015 and June 29, 2014 (thousands of dollars)

	June 28, 2015				June 29, 2014
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust Assets:
Stock Index Funds:
Small Cap	$372	$—	$—	$372	$346	$—	$—	$346
Mid Cap	365	—	—	365	226	—	—	226
Large Cap	490	—	—	490	448	—	—	448
International	438	—	—	438	446	—	—	446
Fixed Income Funds	679	—	—	679	754	—	—	754
Cash and Cash Equivalents	—	—	—	—	—	28	—	28
Total assets at fair value	$2,344	$—	$—	$2,344	$2,220	$28	$—	$2,248

Changes in the Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows (thousands of dollars)

	Balance, Beginning of Year	Provision for Doubtful Accounts	Net Write-Offs	Balance, End of Year
Year ended June 28, 2015	$500	$—	$—	$500
Year ended June 29, 2014	$500	$—	$—	$500
Year ended June 30, 2013	$500	$—	$—	$500

Inventories

Inventories: Inventories are comprised of material, direct labor and manufacturing overhead, and are stated at the lower of cost or market using the first-in, first-out (“FIFO”) cost method of accounting. Inventories consisted of the following (thousands of dollars):

	June 28, 2015	June 29, 2014
Finished products	$11,358	$9,034
Work in process	7,746	7,386
Purchased materials	17,982	16,232
	37,086	32,652
Excess and obsolete reserve	(2,300)	(2,150)
Inventories, net	$34,786	$30,502

Activity Related to the Excess and Obsolete Inventory Reserve

The activity related to the excess and obsolete inventory reserve was as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended June 28, 2015	$2,150	$655	$505	$2,300
Year ended June 29, 2014	$1,500	$1,122	$472	$2,150
Year ended June 30, 2013	$1,300	$511	$311	$1,500

Schedule Of Activity Related To Repair And Maintenance Supply Parts Reserve

The activity related to the repair and maintenance supply parts reserve was as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended June 28, 2015	$585	$348	$313	$620
Year ended June 29, 2014	$500	$102	$17	$585
Year ended June 30, 2013	$500	$195	$195	$500

Intangible Assets Carrying Value and Accumulated Amortization

The carrying value and accumulated amortization were as follows (thousands of dollars)

	June 28, 2015	June 29, 2014
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(651)	(552)
	$239	$338

Property, Plant and Equipment, Useful Lives of Assets

Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	15 to 35 years
Machinery and equipment	3 to 10 years

Property, Plant and Equipment

Property, plant and equipment consisted of the following (thousands of dollars):

	June 28, 2015	June 29, 2014
Land and improvements	$4,246	$3,269
Buildings and improvements	25,954	21,423
Machinery and equipment	164,367	148,025
	194,567	172,717
Less: accumulated depreciation	(123,441)	(116,936)
	$71,126	$55,781

Schedule of Depreciation Expenses	Depreciation expense was as follows for the periods indicated (thousands of dollars):
Depreciation Expense
2015	$8,716
2014	$8,168
2013	$7,391

Inventory Purchase from Major Suppliers

Supplier Concentrations: The following inventory purchases were made from major suppliers during each fiscal year noted

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2015	27%	5
2014	38%	7
2013	38%	7

Summary of Other Income Net

The impact of these items for the periods presented was as follows (thousands of dollars):

	Years Ended
	June 28, 2015	June 29, 2014	June 30, 2013
Foreign currency transaction gain (loss)	$3,075	$(36)	$(395)
Rabbi Trust gain	96	211	164
Unrealized gain on Mexican peso option contracts	—	—	395
Realized loss on Mexican peso option contracts	—	—	(12)
Other	310	97	177
	$3,481	$272	$329

Changes In Balance Sheet Amounts Under Self Insured Plans

Changes in the balance sheet amounts for self-insured plans were as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended June 28, 2015	$420	$4,756	$4,756	$420
Year ended June 29, 2014	$420	$4,600	$4,600	$420
Year ended June 30, 2013	$320	$3,948	$3,848	$420

Changes in Warranty Reserve

Changes in the warranty reserve were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision Charged (Credited) to Expense	Payments	Balance, End of Year
Year ended June 28, 2015	$3,462	$8,975	$602	$11,835
Year ended June 29, 2014	$2,500	$1,153	$191	$3,462
Year ended June 30, 2013	$4,958	$(404)	$2,054	$2,500

Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss was comprised of the following (thousands of dollars):

	June 28, 2015	June 29, 2014	June 30, 2013
Unrecognized pension and postretirement benefit liabilities, net of tax	$18,638	$16,787	$18,944
Foreign currency translation	8,221	3,411	3,268
	$26,859	$20,198	$22,212

Summary of Changes in Accumulated Other Comprehensive Loss

The following tables summarize the changes in accumulated other comprehensive loss (“AOCL”) for the years ended June 28, 2015 and June 29, 2014 (thousands of dollars):

	Year Ended June 28, 2015
	Foreign Currency Translation Adjustments	Retirement and Postretirement Plans	Total
Balance June 29, 2014	$3,411	$16,787	$20,198
Other comprehensive loss before reclassifications	5,133	5,654	10,787
Income Tax	—	(2,092)	(2,092)
Net other comprehensive loss before reclassifications	5,133	3,562	8,695
Reclassifications:
Prior service credits (A)	—	753	753
Actuarial gains (A)	—	(3,468)	(3,468)
Total reclassifications before tax	—	(2,715)	(2,715)
Income Tax	—	1,004	1,004
Net reclassifications	—	(1,711)	(1,711)
Other comprehensive loss	5,133	1,851	6,984
Other comprehensive loss attributable
To Non-Controlling interest	(323)	—	(323)
Balance June 28, 2015	$8,221	$18,638	$26,859

	Year Ended June 29, 2014
	Foreign Currency Translation Adjustments	Retirement and Postretirement Plans	Total
Balance June 30, 2013	$3,268	$18,944	$22,212
Other comprehensive loss (income) before reclassifications	140	(665)	(525)
Income Tax	—	246	246
Net other comprehensive loss (income) before reclassifications	140	(419)	(279)
Reclassifications:
Prior service credits (A)	—	752	752
Actuarial gains (A)	—	(3,512)	(3,512)
Total reclassifications before tax	—	(2,760)	(2,760)
Income Tax	—	1,022	1,022
Net reclassifications	—	(1,738)	(1,738)
Other comprehensive loss (income)	140	(2,157)	(2,017)
Other comprehensive income attributable to non-Controlling interest	3	—	3
Balance June 29, 2014	$3,411	$16,787	$20,198

(A)

Amounts reclassified are included in the computation of net periodic benefit cost, which is included in Cost of Goods Sold and Engineering, Selling and Administrative expenses in the accompanying Consolidated Statements of Income and Comprehensive Income. See the Note Retirement Plans and Postretirement Costs in these notes to financial statements.

Schedule of Unrecognized Compensation Cost

Unrecognized compensation cost as of June 28, 2015 related to stock options and restricted stock granted under the plan was as follows (thousands of dollars):

	Compensation Cost	Weighted Average Period over which Cost is to be Recognized (in years)
Stock options granted	$457	0.8
Restricted Stock granted	$1,325	1.0

Cash Received from Stock Option Exercises and Related Income Tax Benefit

Cash received from stock option exercises and the related income tax benefit were as follows (thousands of dollars):

Fiscal Year	Cash Received from Stock Option Exercises	Income Tax Benefit
2015	$474	$458
2014	$2,683	$729
2013	$770	$421

Intrinsic Value of Stock Options Exercised and Fair Value Of Stock Options Vested

The intrinsic value of stock options exercised and the fair value of options vested were as follows (thousands of dollars):

	Years Ended
	June 28, 2015	June 29, 2014	June 30, 2013
Intrinsic value of options exercised	$1,375	$2,134	$1,110
Fair value of stock options vested	$382	$444	$266

Grant Date Fair Values and Assumptions Used to Determine Compensation Expense

The grant date fair values and assumptions used to determine compensation expense were as follows:

Options Granted During	2015	2014	2013

Weighted average grant date fair value:
Options issued at grant date market value	n/a	n/a	n/a
Options issued above grant date market value	$34.93	$17.58	$10.48
Assumptions:
Risk free interest rates	1.90%	2.06%	0.95%
Expected volatility	57.83%	58.75%	57.58%
Expected dividend yield	0.62%	1.11%	1.69%
Expected term (in years)	6.0	6.0	6.0

Range of Options Outstanding

The range of options outstanding as of June 28, 2015 was as follows

	Number of Options Outstanding/ Exercisable	Weighted Average Exercise Price Outstanding/ Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$18.49	48,914/48,914	$15.30/$15.30	4.2
$22.47-$38.71	105,983/42,189	$29.41/$25.14	6.2
$79.73	9,010/-	$79.73/$-	9.1
		$27.97/$19.86

MEXICO
Property, Plant and Equipment

The gross and net book value of property, plant and equipment located outside of the United States, primarily in Mexico, were as follows (thousands of dollars):

	June 28, 2015	June 29, 2014
Gross book value	$87,876	$77,445
Net book value	$38,138	$29,804